Information by Segment (Tables)	12 Months Ended
Dec. 31, 2025
INFORMATION BY SEGMENT
Summary of Assets and Liabilities by Segment

	Generation			Distribution and Networks			Holdings and eliminations			Total
	12-31-2025	12-31-2024	01-01-2024	12-31-2025	12-31-2024	01-01-2024	12-31-2025	12-31-2024	01-01-2024	12-31-2025	12-31-2024	01-01-2024
Line of Business	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
ASSETS
CURRENT ASSETS	1,927,828	2,111,719	2,187,325	850,303	672,130	611,474	(539,044)	(541,693)	(95,668)	2,239,087	2,242,156	2,703,131
Cash and cash equivalents	269,980	267,233	242,639	2,827	2,707	3,353	189,117	114,821	396,214	461,924	384,761	642,206
Other current financial assets	418	19,018	74,189	89	24	1,277	475	546	1,760	982	19,588	77,226
Other current non-financial assets	115,156	110,148	72,019	6,073	5,152	5,480	51,326	38,408	37,077	172,555	153,708	114,576
Trade and other receivables, current	515,295	805,172	1,040,646	830,126	655,629	564,228	40,820	34,457	47,459	1,386,241	1,495,258	1,652,333
Current receivables due from related parties	950,875	844,719	686,554	5,652	3,395	28,448	(894,716)	(805,179)	(657,685)	61,811	42,935	57,317
Inventories	57,840	53,553	58,075	4,407	4,884	6,527	5,874	6,963	2,392	68,121	65,400	66,994
Current tax assets	18,264	11,876	13,203	1,129	339	2,161	68,060	68,291	77,115	87,453	80,506	92,479

NON-CURRENT ASSETS	7,257,546	7,367,340	7,722,881	2,355,246	2,221,487	2,108,249	1,051,780	934,103	957,303	10,664,572	10,522,930	10,788,433
Other non-current financial assets	21,357	2,335	13,228	—	—	—	2,713	2,328	—	24,070	4,663	13,228
Other non-current non-financial assets	11,982	146,694	265,723	2,420	1,779	4,507	84	653	1,562	14,486	149,126	271,792
Trade and other non-current receivables	3,098	8,409	5,102	1,019,819	1,095,383	915,069	82,467	59,578	110,108	1,105,384	1,163,370	1,030,279
Non-current receivables due from related parties	—	78,426	175,547	—	—	—	—	(78,426)	(175,547)	—	—	—
Investments accounted for using the equity method	46,468	32,820	22,814	—	—	—	—	—	6,092	46,468	32,820	28,906
Intangible assets other than goodwill	205,682	207,673	124,718	78,347	74,851	88,010	8,761	11,867	9,601	292,790	294,391	222,329
Goodwill	35,958	35,936	39,479	2,485	2,248	2,554	863,750	854,218	966,341	902,193	892,402	1,008,374
Property, plant and equipment	6,548,093	6,566,259	6,752,536	1,196,541	998,692	1,055,102	18,802	14,742	2,222	7,763,436	7,579,693	7,809,860
Investment property	—	—	—	—	—	—	7,930	7,201	8,369	7,930	7,201	8,369
Right-of-use assets	349,835	249,284	286,500	8,905	1,898	2,790	21,123	22,397	17,455	379,863	273,579	306,745
Deferred tax assets	35,073	39,504	37,234	46,729	46,636	40,217	46,150	39,545	11,100	127,952	125,685	88,551

TOTAL ASSETS	9,185,374	9,479,059	9,910,206	3,205,549	2,893,617	2,719,723	512,736	392,410	861,635	12,903,659	12,765,086	13,491,564

	Generation			Distribution and Networks			Holdings and eliminations			Total
	12-31-2025	12-31-2024	01-01-2024	12-31-2025	12-31-2024	01-01-2024	12-31-2025	12-31-2024	01-01-2024	12-31-2025	12-31-2024	01-01-2024
Line of Business	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
LIABILITIES AND EQUITY
CURRENT LIABILITIES	2,073,165	1,722,904	2,355,023	925,598	778,406	656,695	(525,427)	(249,852)	173,613	2,473,336	2,251,458	3,185,331
Other current financial liabilities	60,454	76,710	543,344	—	—	1,098	261,628	7,293	156,733	322,082	84,003	701,175
Current lease liabilities	30,810	21,745	21,379	5,646	866	1,477	5,062	4,371	4,664	41,518	26,982	27,520
Trade and other payables, current	796,325	966,711	1,142,500	633,215	497,070	337,153	103,935	72,090	190,007	1,533,475	1,535,871	1,669,660
Current Payable to related parties	1,081,485	470,540	524,982	261,286	243,484	302,235	(970,852)	(414,662)	(299,834)	371,919	299,362	527,383
Other current provisions	29,321	30,389	25,162	—	17,120	206	1,381	4,025	3,308	30,702	51,534	28,676
Current tax liabilities	42,569	122,281	71,199	—	—	—	67,461	67,461	111,338	110,030	189,742	182,537
Other current non-financial liabilities	32,201	34,528	26,457	25,451	19,866	14,526	5,958	9,570	7,397	63,610	63,964	48,380
NON-CURRENT LIABILITIES	3,090,766	3,779,514	3,702,578	1,511,192	1,441,982	1,266,059	278,858	(53,170)	(90,266)	4,880,816	5,168,326	4,878,371
Other non-current financial liabilities	448,301	475,894	540,965	—	—	—	1,722,027	1,906,502	1,630,360	2,170,328	2,382,396	2,171,325
Non-current lease liabilities	343,462	246,373	248,413	5,941	1,340	2,208	19,276	20,957	27,476	368,679	268,670	278,097
Trade and other payables, non-current	190	552	203	985,379	968,952	678,432	—	—	331	985,569	969,504	678,966
Non-current payables to related parties	1,884,273	2,605,647	2,392,910	452,541	408,597	550,651	(1,475,283)	(1,994,730)	(1,763,801)	861,531	1,019,514	1,179,760
Other long-term provisions	172,976	179,418	233,752	40,976	36,613	7,493	223	—	—	214,175	216,031	241,245
Deferred tax liabilities	206,695	214,551	203,195	—	—	—	(6,243)	(5,916)	(6,514)	200,452	208,635	196,681
Non-current provisions for employee benefits	19,766	20,486	23,527	25,778	25,706	26,212	18,514	19,639	21,882	64,058	65,831	71,621
Other non-current non-financial liabilities	15,103	36,593	59,613	577	774	1,063	344	378	—	16,024	37,745	60,676

EQUITY	4,021,443	3,976,641	3,852,605	768,759	673,229	796,969	759,305	695,432	778,288	5,549,507	5,345,302	5,427,862
Equity attributable to owners of the parent	4,021,443	3,976,641	3,852,605	768,759	673,229	796,969	759,305	695,432	778,288	5,175,869	4,976,415	5,068,953
Share and paid-in capital	1,154,003	1,152,839	1,226,860	196,954	178,199	202,445	2,544,938	4,633,246	4,534,979	3,895,895	5,964,284	5,964,284
Retained earnings	2,567,894	2,509,467	2,511,029	872,340	763,531	899,445	(429,087)	508,521	445,132	3,011,147	3,781,518	3,855,606
Share premiums	85,815	85,815	97,491	303	274	312	(86,118)	(86,090)	(97,803)	—	—	—
Other reserves	213,731	228,520	17,225	(300,838)	(268,775)	(305,233)	(1,270,428)	(4,360,245)	(4,104,020)	(1,731,173)	(4,769,387)	(4,750,937)
Non-controlling interests	—	—	—	—	—	—	—	—	—	373,638	368,887	358,909

Total Liabilities and Equity	9,185,374	9,479,059	9,910,206	3,205,549	2,893,617	2,719,723	512,736	392,410	861,635	12,903,659	12,765,086	13,491,564

Summary of Comprehensive Income by Segment

	Generation			Distribution and Networks			Holdings and eliminations			Total
	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Line of Business	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Revenues	3,282,803	2,950,373	3,900,878	1,783,853	1,739,261	1,799,739	(403,926)	(464,809)	(485,479)	4,662,730	4,224,825	5,215,138
Revenues from third parties	2,833,116	2,511,643	3,417,919	1,760,920	1,718,112	1,778,895	68,694	(4,930)	18,323	4,662,730	4,224,825	5,215,137
Revenues from intersegment transactions	449,687	438,730	482,959	22,933	21,149	20,844	(472,620)	(459,879)	(503,803)	—	—	—

RAW MATERIALS AND CONSUMABLES USED	(1,735,744)	(1,955,854)	(2,473,683)	(1,474,167)	(1,554,570)	(1,573,017)	429,531	431,642	480,144	(2,780,380)	(3,078,782)	(3,566,556)
Energy purchases	(885,135)	(1,034,326)	(1,128,875)	(1,389,122)	(1,433,695)	(1,470,448)	441,240	438,497	473,758	(1,833,017)	(2,029,524)	(2,125,565)
Fuel consumption	(376,602)	(354,616)	(638,512)	—	—	—	—	—	—	(376,602)	(354,616)	(638,512)
Transportation expenses	(258,576)	(337,673)	(345,814)	(47,988)	(58,191)	(62,071)	25,647	18,407	24,997	(280,917)	(377,457)	(382,888)
Other miscellaneous supplies and services	(215,431)	(229,239)	(360,482)	(37,057)	(62,684)	(40,498)	(37,356)	(25,262)	(18,611)	(289,844)	(317,185)	(419,591)

CONTRIBUTION MARGIN	1,547,059	994,519	1,427,195	309,686	184,691	226,722	25,605	(33,167)	(5,335)	1,882,350	1,146,043	1,648,582

Other work performed by the entity and capitalized	20,035	23,740	30,367	18,303	13,620	13,412	4,001	5,801	3,404	42,339	43,161	47,183
Employee benefits expense	(83,540)	(79,801)	(102,855)	(41,029)	(44,758)	(45,004)	(50,992)	(49,151)	(57,863)	(175,561)	(173,710)	(205,722)
Other expenses, by nature	(182,993)	(172,688)	(174,120)	(98,445)	(89,479)	(85,144)	5,195	10,826	6,208	(276,243)	(251,341)	(253,056)

GROSS OPERATING INCOME	1,300,561	765,770	1,180,587	188,515	64,074	109,986	(16,191)	(65,691)	(53,586)	1,472,885	764,153	1,236,987

Depreciation and amortization expense	(309,042)	(250,057)	(238,676)	(70,157)	(58,114)	(60,692)	(8,231)	(4,912)	(2,331)	(387,430)	(313,083)	(301,699)
Impairment losses (reversal of impairment losses) recognized in profit or loss	(35,458)	(36,242)	(8,363)	—	—	—	—	—	—	(35,458)	(36,242)	(8,363)
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9.	130	(630)	108	(37,053)	(18,907)	(11,988)	(1,735)	8	(947)	(38,658)	(19,529)	(12,827)

OPERATING INCOME	956,191	478,841	933,656	81,305	(12,947)	37,306	(26,157)	(70,595)	(56,864)	1,011,339	395,299	914,098

FINANCIAL RESULT	(206,477)	(130,877)	(27,999)	(36,266)	(24,753)	(26,677)	5,594	(8,832)	(50,556)	(237,149)	(164,462)	(105,232)
Financial income	47,287	50,711	106,704	62,639	35,130	41,872	(38,182)	(2,892)	11,267	71,744	82,949	159,843
Cash and cash equivalents	2,151	3,181	776	2	89	3,508	10,299	18,891	36,916	12,452	22,161	41,200
Other financial income	45,136	47,530	105,928	62,637	35,041	38,364	(48,481)	(21,783)	(25,649)	59,292	60,788	118,643
Financial costs	(273,286)	(170,687)	(176,012)	(98,885)	(58,135)	(66,600)	41,899	(17,628)	(51,548)	(330,272)	(246,450)	(294,160)
Bank loans	(4)	—	(16)	—	—	(15)	(51,350)	(53,693)	(37,850)	(51,354)	(53,693)	(37,881)
Secured and unsecured obligations	(35,257)	(43,423)	(57,704)	—	—	—	(48,750)	(49,398)	(48,449)	(84,007)	(92,821)	(106,153)
Other	(238,025)	(127,264)	(118,292)	(98,885)	(58,135)	(66,585)	141,999	85,463	34,751	(194,911)	(99,936)	(150,126)
Income from indexation units	11,373	18,005	23,080	455	798	6,190	1,528	3,263	835	13,356	22,066	30,105
Foreign exchange profits (losses)	8,149	(28,906)	18,229	(475)	(2,546)	(8,139)	349	8,425	(11,110)	8,023	(23,027)	(1,020)
Positive	312,142	325,908	150,917	99,249	146,127	55,758	112,911	392,871	291,713	524,302	864,906	498,388
Negative	(303,993)	(354,814)	(132,688)	(99,724)	(148,673)	(63,897)	(112,562)	(384,446)	(302,823)	(516,279)	(887,933)	(499,408)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	14,967	9,389	8,100	—	—	—	—	(473)	(1,312)	14,967	8,916	6,788
Other gains (losses)	5,801	248	9,865	—	—	(1,084)	—	(558)	255,355	5,801	(310)	264,136
Gain (loss) from other investments	260	248	2,183	—	—	—	—	(558)	256,720	260	(310)	258,903
Gain (loss) from the sale of assets	5,541	—	7,682	—	—	(1,084)	—	—	(1,365)	5,541	—	5,233

Profit (loss) before taxes	770,482	357,601	923,622	45,039	(37,700)	9,545	(20,563)	(80,458)	146,623	794,958	239,443	1,079,790

Income tax	(208,494)	(62,329)	(227,892)	(4,766)	10,695	7,127	3,201	14,623	(49,398)	(210,059)	(37,011)	(270,163)

PROFIT (LOSS)	561,988	295,272	695,730	40,273	(27,005)	16,672	(17,362)	(65,835)	97,225	584,899	202,432	809,627

Profit (loss) attributable to	561,988	295,272	695,730	40,273	(27,005)	16,672	(17,362)	(65,835)	97,225	584,899	202,432	809,627
Profit (loss) attributable to owners of the parent	—	—	—	—	—	—	—	—	—	537,629	153,763	754,195
Profit (loss) attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	47,270	48,669	55,432

	Generation			Distribution and Networks			Holdings and eliminations			Total
	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Line of Business	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	1,290,222	1,628,242	1,120,335	110,097	62,041	114,358	(80,641)	(68,113)	(394,528)	1,319,678	1,622,170	840,165
Net cash flows from (used in) investing activities	(410,540)	(874,695)	(702,268)	(133,217)	(72,867)	(118,014)	55,856	209,966	717,607	(487,901)	(737,596)	(102,675)
Net cash flows from (used in) financing activities	(878,156)	(705,201)	(185,557)	22,964	11,057	10,269	84,297	(400,643)	(937,016)	(770,895)	(1,094,787)	(1,112,304)